Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) € / $	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident	$ 1,000,000
Closing period for relevant insurance policy year	3 years
Minimum contractual annual charter revenues, net of related commissions to third parties, to be generated until June 30, 2022	$ 3,751
Office Leases [Abstract]
Operating lease liability	134		$ 184
Operating right-of-use asset	134		184
Monthly rent expense	$ 8
Exchange rate | € / $	0.8403
Rent expense	$ 0	$ 59
Impairment charge	0
Office Rental Obligations [Abstract]
Year 1	98
Year 2	46
Year 3	3
Total	147
Less imputed interest	(13)
Present value of lease liabilities	134		184
Lease liabilities, current	90		94
Lease liabilities, non- current	$ 44		$ 90
Maximum [Member]
Office Leases [Abstract]
Term of leases	3 years